Other Receivables	12 Months Ended
Dec. 31, 2023
Prepaid and Other Receivables [Abstract]
OTHER RECEIVABLES	Note 6 – OTHER RECEIVABLES Other receivables consist of the following:
	December 31, 2023	December 31, 2022
Income tax receivables	$59,641	$75,645
Others	78,050	22,266
	$137,691	$97,911